Related Party Information (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Information [Abstract]
Summarizes CNHs sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures

The following table summarizes CNH’s sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures that are not already separately reflected in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
	(in millions)
Sales to affiliated companies and joint ventures	$350	$309	$204

Purchase of materials, production parts, merchandise and services	$1,882	$1,388	$895

Finance and interest income	$26	$31	$44